==============================================================================

                UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  INVESTMENT COMPANY ACT FILE NUMBER 811-02363

                       CORNERSTONE TOTAL RETURN FUND, INC.

               (Exact name of registrant as specified in charter)

      383 Madison Avenue, New York, New York                     10179
-------------------------------------------------------------------------------
     (Address of principal executive offices)                 (Zip code)

                               Kayadti A. Madison
                  383 Madison Avenue, New York, New York 10179
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                     (Name and address of agent for service)

Registrant's telephone number, including area code: (212) 272-3550

Date of fiscal year end: December 31, 2007

Date of reporting period: December 31, 2007

         Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

         A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

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

ITEM 1. REPORTS TO STOCKHOLDERS.

         The report of Cornerstone Total Return Fund, Inc. (the "Registrant") to stockholders for the year ended December 31, 2007 follows.


                                CORNERSTONE TOTAL
                                RETURN FUND, INC.



                                  ANNUAL REPORT
                                DECEMBER 31, 2007

CONTENTS

  Portfolio Summary                                                            1

  Summary Schedule of Investments                                              2

  Statement of Assets and Liabilities                                          4

  Statement of Operations                                                      5

  Statement of Changes in Net Assets                                           6

  Financial Highlights                                                         7

  Notes to Financial Statements                                                8

  Report of Independent Registered Public Accounting Firm                     12

  Tax Information                                                             13

  Additional Information Regarding the Fund's Directors
    and Corporate Officers                                                    14

  Description of Dividend Reinvestment Plan                                   17

  Proxy Voting and Portfolio Holdings Information                             19

  Privacy Policy Notice                                                       19

  Summary of General Information                                              20

  Shareholder Information                                                     20

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CORNERSTONE TOTAL RETURN FUND, INC.
PORTFOLIO SUMMARY - AS OF DECEMBER 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

SECTOR ALLOCATION

                                                                      Percent of
Sector                                                                Net Assets
--------------------------------------------------------------------------------
Information Technology                                                   16.1
Financials                                                               15.4
Energy                                                                   11.6
Healthcare                                                               10.7
Industrials                                                              10.7
Consumer Staples                                                          9.8
Consumer Discretionary                                                    7.5
Closed-End Funds                                                          7.5
Telecommunication Services                                                3.7
Materials                                                                 3.2
Utilities                                                                 2.9
Other                                                                     0.9

TOP TEN HOLDINGS, BY ISSUER

                                                                      Percent of
    Holding                           Sector                          Net Assets
--------------------------------------------------------------------------------
1.  Exxon Mobil Corporation           Energy                              6.6
2.  General Electric Company          Industrials                         4.0
3.  Microsoft Corporation             Information Technology              2.9
4.  AT&T Inc.                         Telecommunication Services          2.6
5.  Johnson & Johnson                 Healthcare                          2.3
6.  Adams Express Company             Closed-End Funds                    2.2
7.  Apple Computer, Inc.              Information Technology              2.2
8.  Chevron Corporation               Energy                              2.1
9.  Wal-Mart Stores, Inc.             Consumer Staples                    1.9
10. Dreman/Claymore Dividend          Closed-End Funds                    1.9
    & Income Fund

--------------------------------------------------------------------------------
CORNERSTONE TOTAL RETURN FUND, INC.
SUMMARY SCHEDULE OF INVESTMENTS - DECEMBER 31, 2007
--------------------------------------------------------------------------------

                                                          No. of
Description                                               Shares       Value
--------------------------------------------------------------------------------
EQUITY SECURITIES - 99.53%
 CLOSED-END FUNDS - 7.48%
  Adams Express Company (a)                               70,400   $    994,048
  Dreman/Claymore Dividend & Income Fund                  53,500        845,300
  Liberty All-Star Growth Fund, Inc.                      39,075        232,887
  Other Closed-End Funds (a)(b)                                       1,326,682
                                                                   ------------
                                                                      3,398,917
                                                                   ------------
 CONSUMER DISCRETIONARY - 7.53%
  Amazon.com, Inc. ^ *                                     2,500        231,600
  Home Depot, Inc. (The)                                  13,500        363,690
  McDonald's Corporation                                   5,100        300,441
  Time Warner Inc.                                        17,000        280,670
  Walt Disney Company (The)                                8,000        258,240
  Other Consumer Discretionary (b)                                    1,984,114
                                                                   ------------
                                                                      3,418,755
                                                                   ------------
 CONSUMER STAPLES - 9.77%
  Altria Group, Inc. ^                                     7,700        581,966
  Coca-Cola Company (The)                                 11,000        675,070
  PepsiCo, Inc.                                            5,000        379,500
  Procter & Gamble Company (The)                          11,472        842,274
  Wal-Mart Stores, Inc.                                   18,500        879,305
  Other Consumer Staples (b)                                          1,077,448
                                                                   ------------
                                                                      4,435,563
                                                                   ------------
 ENERGY - 11.61%
  Chevron Corporation                                     10,068        939,646
  Exxon Mobil Corporation                                 32,000      2,998,081
  Schlumberger Limited                                     5,000        491,850
  Other Energy (b)                                                      844,800
                                                                   ------------
                                                                      5,274,377
                                                                   ------------
 FINANCIALS - 15.41%
  American International Group, Inc.                      12,331        718,897
  Bank of America Corporation                             14,521        599,136
  Citigroup Inc.                                          25,600        753,664
  Franklin Resources, Inc.                                 2,500        286,075
  Goldman Sachs Group, Inc. (The)                          3,000        645,150
  JPMorgan Chase & Co.                                    10,200        445,230
  Prudential Financial, Inc.                               2,500        232,600
  Travelers Companies, Inc. (The)                          5,092        273,950
  Wells Fargo & Company                                   18,000        543,420
  Other Financials (b)                                                2,499,827
                                                                   ------------
                                                                      6,997,949
                                                                   ------------
 HEALTHCARE - 10.70%
  Johnson & Johnson                                       15,500      1,033,850
  Merck & Co. Inc.                                        13,700        796,107
  UnitedHealth Group Incorporated ^                        7,500        436,500
  Other Healthcare (b)                                                2,592,523
                                                                   ------------
                                                                      4,858,980
                                                                   ------------
 INDUSTRIALS - 10.67%
  General Electric Company                                49,000      1,816,431
  Lockheed Martin Corporation                              2,500        263,150
  United Parcel Service, Inc., Class B                     4,000        282,880
  United Technologies Corporation                          4,400        336,776
  Other Industrials (b)                                               2,146,975
                                                                   ------------
                                                                      4,846,212
                                                                   ------------
 INFORMATION TECHNOLOGY - 16.08%
  Apple Computer, Inc. *                                   5,000        990,400
  Cisco Systems, Inc. *                                   22,000        595,540
  Google Inc. *                                            1,000        691,480
  Hewlett-Packard Company                                 10,000        504,800
  Intel Corporation                                       13,000        346,580
  International Business Machines Corporation              3,200        345,920
  Microsoft Corporation                                   37,500      1,335,000
  Oracle Corporation *                                    28,600        645,788
  QUALCOMM Inc.                                            6,800        267,580
  Texas Instruments Incorporated                          11,000        367,400
  Other Information Technology (b)                                    1,209,525
                                                                   ------------
                                                                      7,300,013
                                                                   ------------

See accompanying notes to financial statements.

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CORNERSTONE TOTAL RETURN FUND, INC.
SUMMARY SCHEDULE OF INVESTMENTS - DECEMBER 31, 2007 (CONCLUDED)
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                                                          No. of
Description                                               Shares       Value
--------------------------------------------------------------------------------
 MATERIALS - 3.25%
  Air Products & Chemicals, Inc.                           2,500   $    246,575
  E. I. du Pont de Nemours and Company                     5,800        255,722
  Freeport-McMoRan Copper & Gold, Inc.                     2,500        256,100
  Monsanto Company                                         3,546        396,053
  Other Materials (b)                                                   322,094
                                                                   ------------
                                                                      1,476,544
                                                                   ------------
 REAL ESTATE INVESTMENT TRUST - 0.48%
  Total Real Estate Investment Trust (b)                                217,150
                                                                   ------------
 TELECOMMUNICATION SERVICES - 3.66%
  AT&T Inc.                                               28,589      1,188,159
  Verizon Communications Inc. ^                            7,500        327,675
  Other Telecommunication Services (b)                                  145,045
                                                                   ------------
                                                                      1,660,879
                                                                   ------------
 UTILITIES - 2.89%
  American Electric Power Company, Inc.                    5,500        256,080
  Dominion Resources, Inc. ^                               5,000        237,250
  Other Utilities (b)                                                   819,157
                                                                   ------------
                                                                      1,312,487
                                                                   ------------
 TOTAL EQUITY SECURITIES
  (cost - $36,665,722)                                               45,197,826
                                                                   ------------

                                                        Principal
                                                          Amount
Description                                               (000's)      Value
--------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS - 4.00%
 REPURCHASE AGREEMENTS - 4.00%
  Bear, Stearns & Co. Inc. +
   (Agreements dated 12/31/2007 to
   be repurchased at $1,815,830) (c)                     $ 1,815   $  1,815,457
                                                                   ------------
 TOTAL SHORT-TERM INVESTMENTS
  (cost - $1,815,457)                                                 1,815,457
                                                                   ------------
 TOTAL INVESTMENTS - 103.53%
  (cost - $38,481,179)                                               47,013,283
                                                                   ------------
LIABILITIES IN EXCESS OF
 OTHER ASSETS - (3.53)%                                              (1,602,202)
                                                                   ------------
NET ASSETS - 100.00%                                               $ 45,411,081
                                                                   ============

----------
*     Non-income producing security.
^     Security or a portion thereof is out on loan.
+ Includes investments purchased with collateral received for securities on loan.
(a) Affiliated investment. The fund holds 2.19% and 0.26% (based on net assets) of Adams Express Company and Petroleum and Resources Corporation, respectively. A director of the Fund also serves as a director to such companies. During the fiscal year there were no purchases or sales of these securities.
(b) Represents issues not identified as a top 50 holding in terms of market value and issues or issuers not exceeding 1% of net assets individually or in the aggregate, respectively, as of December 31, 2007.
(c) At December 31, 2007, the maturity date for all repurchase agreements held was January 2, 2008, with interest rates ranging from 1.50% to 4.50% and collateralized by $1,871,985 in U.S. Treasury Bond Strips maturing May 15, 2012.

                                 See accompanying notes to financial statements.

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CORNERSTONE TOTAL RETURN FUND, INC.
STATEMENT OF ASSETS AND LIABILITIES - DECEMBER 31, 2007
--------------------------------------------------------------------------------

ASSETS

Investments, at value, including collateral for securities
  on loan of $1,571,207:
  Unaffiliated issuers (cost - $37,482,890)(1)                     $ 45,903,255
  Affiliated issuers (cost - $998,289)                                1,110,028
                                                                   ------------
  Total investments (cost - $38,481,179)                             47,013,283
Receivables:
  Dividends                                                              68,591
  Foreign reclaims                                                       19,141
Investments sold                                                          9,552
Interest                                                                  1,377
Prepaid expenses                                                          1,379
                                                                   ------------
Total Assets                                                         47,113,323
                                                                   ------------
LIABILITIES
Payables:
  Upon return of securities loaned                                    1,571,207
  Investments purchased                                                  40,787
  Investment management fees                                             38,812
  Directors' fees                                                        13,293
  Other accrued expenses                                                 37,577
  Due to custodian                                                          566
                                                                   ------------
Total Liabilities                                                     1,702,242
                                                                   ------------
NET ASSETS (applicable to 5,343,138 shares of
  common stock outstanding)                                        $ 45,411,081
                                                                   ============
NET ASSET VALUE PER SHARE ($45,411,081 / 5,343,138)                $       8.50
                                                                   ============
NET ASSETS CONSISTS OF
Capital stock, $0.01 par value; 5,343,138 shares issued and
  outstanding (15,000,000 shares authorized)                       $     53,431
Paid-in capital                                                      52,043,713
Accumulated net realized loss on investments and foreign
  currency related transactions                                     (15,220,731)
Net unrealized appreciation in value of investments and
  translation of foreign currency                                     8,534,668
                                                                   ------------
Net assets applicable to shares outstanding                        $ 45,411,081
                                                                   ============

----------
(1) Includes securities out on loan to brokers with a market value of $1,540,013.

See accompanying notes to financial statements.

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CORNERSTONE TOTAL RETURN FUND, INC.
STATEMENT OF OPERATIONS - FOR THE YEAR ENDED DECEMBER 31, 2007
--------------------------------------------------------------------------------

INVESTMENT INCOME
Income:
  Dividends (including $85,442 earned from affiliated issuers)     $  1,061,922
  Interest                                                               18,705
  Securities lending                                                     23,190
                                                                   ------------
  Total Investment Income                                             1,103,817
                                                                   ------------
Expenses:
  Investment management fees                                            496,035
  Directors' fees                                                        58,998
  Administration fees                                                    49,631
  Legal and audit fees                                                   39,574
  Printing                                                               32,248
  Accounting fees                                                        31,376
  Transfer agent fees                                                    27,102
  Custodian fees                                                         11,998
  Insurance                                                               6,269
  Stock exchange listing fees                                             6,245
                                                                   ------------
  Total Expenses                                                        759,476
  Less: Management fee waivers                                           (5,723)
  Less: Fees paid indirectly                                            (15,218)
                                                                   ------------
    Net Expenses                                                        738,535
                                                                   ------------
  Net Investment Income                                                 365,282
                                                                   ------------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS AND
FOREIGN CURRENCY RELATED TRANSACTIONS
Net realized gain from investments and foreign currency
  related transactions                                                   31,417
Capital gain distributions from regulated investment companies          116,984
Net change in unrealized appreciation in value of investments
  and translation of foreign currency                                 1,514,360
                                                                   ------------
Net realized and unrealized gain on investments and foreign
  currency related transactions                                       1,662,761
                                                                   ------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS               $  2,028,043
                                                                   ============

                                 See accompanying notes to financial statements.

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CORNERSTONE TOTAL RETURN FUND, INC.
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                         For the Years Ended
                                                                             December 31,
                                                                     ----------------------------
                                                                         2007            2006
                                                                     ------------    ------------
DECREASE IN NET ASSETS
Operations:
  Net investment income                                              $    365,282    $    428,197
  Net realized gain/(loss) from investments and
    foreign currency related transactions                                  31,417         (50,353)
  Capital gain distributions from regulated investment companies          116,984         103,660
  Net change in unrealized appreciation in value of investments         1,514,360       6,318,611
                                                                     ------------    ------------
    Net increase in net assets resulting from operations                2,028,043       6,800,115
                                                                     ------------    ------------
  Dividends and distributions to shareholders:
    Net investment income                                                (363,469)       (428,197)
    Net realized capital gains                                           (150,214)             --
    Return-of-capital                                                 (10,698,032)    (10,248,116)
                                                                     ------------    ------------
      Total dividends and distributions to shareholders               (11,211,715)    (10,676,313)
                                                                     ------------    ------------
  Capital stock transactions:
    Proceeds from 175,264 and 200,573 shares newly issued
      in reinvestment of dividends and distributions, respectively      2,215,523       2,061,112
                                                                     ------------    ------------
      Total decrease in net assets                                     (6,968,149)     (1,815,086)
                                                                     ------------    ------------
NET ASSETS
Beginning of year                                                      52,379,230      54,194,316
                                                                     ------------    ------------
End of year                                                          $ 45,411,081    $ 52,379,230
                                                                     ============    ============

See accompanying notes to financial statements.

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CORNERSTONE TOTAL RETURN FUND, INC.
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Contained below is per share operating performance data for a share of common stock outstanding, total investment return, ratios to average net assets and other supplemental data for each year indicated. This information has been derived from information provided in the financial statements and market price data for the Fund's shares.

                                                                     For the Years Ended December 31,
                                                       ------------------------------------------------------------
                                                         2007         2006         2005         2004         2003
                                                         ----         ----         ----         ----         ----
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of year                     $  10.14     $  10.91     $  12.78     $  13.89     $  12.89
                                                       --------     --------     --------     --------     --------
Net investment income #                                    0.07         0.09         0.06         0.10         0.08
Net realized and unrealized gain on investments
  and foreign currency related transactions                0.32         1.25         0.18         0.87         2.91
                                                       --------     --------     --------     --------     --------
Net increase in net assets resulting from operations       0.39         1.34         0.24         0.97         2.99
                                                       --------     --------     --------     --------     --------
Dividends and distributions to shareholders:
  Net investment income                                   (0.07)       (0.09)       (0.06)       (0.10)       (0.08)
  Net realized capital gains                              (0.03)          --           --           --           --
  Return-of-capital                                       (2.04)       (2.02)       (2.05)       (2.01)       (1.91)
                                                       --------     --------     --------     --------     --------
  Total dividends and distributions to shareholders       (2.14)       (2.11)       (2.11)       (2.11)       (1.99)
                                                       --------     --------     --------     --------     --------
Capital stock transactions:
Anti-dilutive effect due to shares issued in
  reinvestment of dividends and distributions              0.11           --           --         0.03           --
                                                       --------     --------     --------     --------     --------
Net asset value, end of year                           $   8.50     $  10.14     $  10.91     $  12.78     $  13.89
                                                       ========     ========     ========     ========     ========
Market value, end of year                              $   9.80     $  19.62     $  14.65     $  17.95     $  17.95
                                                       ========     ========     ========     ========     ========
Total investment return (a)                              (40.97)%      64.15%       (2.07)%      15.11%       82.96%
                                                       ========     ========     ========     ========     ========
RATIOS/SUPPLEMENTAL DATA
Net assets, end of year (000 omitted)                  $ 45,411     $ 52,379     $ 54,194     $ 61,365     $ 65,642
Ratio of expenses to average net assets,
  net of fee waivers, if any (b)                           1.49%        1.44%        1.47%        1.41%        1.20%
Ratio of expenses to average net assets,
  excluding fee waivers, if any (c)                        1.53%        1.50%        1.52%        1.45%        1.43%
Ratio of expenses to average net assets,
  net of fee waivers, if any (c)                           1.52%        1.50%        1.50%        1.43%        1.23%
Ratio of net investment income to
  average net assets                                       0.74%        0.82%        0.53%        0.75%        0.65%
Portfolio turnover rate                                   11.00%       11.29%        9.84%       12.15%        3.62%

----------
#     Based on average shares outstanding.
(a) Total investment return at market value is based on the changes in market price of a share during the year and assumes reinvestment of dividends and distributions, if any, at actual prices pursuant to the Fund's dividend reinvestment plan. Total investment return does not reflect brokerage commissions.
(b)   Expenses are net of fees paid indirectly.
(c)   Expenses exclude the reduction for fees paid indirectly.

                                 See accompanying notes to financial statements.

--------------------------------------------------------------------------------
CORNERSTONE TOTAL RETURN FUND, INC.
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

NOTE A. SIGNIFICANT ACCOUNTING POLICIES

Cornerstone Total Return Fund, Inc. (the "Fund") was incorporated in New York on March 16, 1973 and commenced investment operations on May 15, 1973. Its investment objective is to seek capital appreciation with current income as a secondary objective by investing primarily in U.S. and non-U.S. companies. The Fund is registered under the Investment Company Act of 1940, as amended, as a closed-end, diversified management investment company.

The following is a summary of significant accounting policies consistently followed by the Fund:

MANAGEMENT ESTIMATES: The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America ("GAAP") requires management to make certain estimates and assumptions that may affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

PORTFOLIO VALUATION: Investments are stated at value in the accompanying financial statements. All equity securities shall be valued at the closing price on the exchange or market on which the security is primarily traded ("Primary Market"). If the security did not trade on the Primary Market, it shall be valued at the closing price on another exchange where it trades. If there are no such sale prices, the value shall be the most recent bid, and if there is no bid, the security shall be valued at the most recent asked. If no pricing service is available and there are more than two dealers, the value shall be the mean of the highest bid and lowest ask. If there is only one dealer, then the value shall be the mean if bid and ask are available, otherwise the value shall be the bid. All other securities and assets are valued as determined in good faith by the Board of Directors. Short-term investments having a maturity of 60 days or less are valued on the basis of amortized cost. Securities and assets for which market quotations are not readily available are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of financial and non-financial information abut the company; comparisons to the valuation and changes in valuation of similar securities, including reference to special reports prepared by analysts and or reports published in the financial press, the financial conditions and prospects of the issuer available, including considering any recent management or capital structure changes or other recent events that may impact the price of the security; and evaluation of any other information that could be indicative of the value of the security. At December 31, 2007, the Fund held no securities valued in good faith by the Board of Directors. The net asset value per share of the Fund is calculated weekly and on the last business day of the month with the exception of those days on which the American Stock Exchange, LLC is closed.

On September 20, 2006, the Financial Accounting Standards Board (FASB) issued Statement on Financial Accounting Standards (SFAS) No. 157, "Fair Value Measurements." This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosure about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. The changes to current generally accepted accounting principles from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of January 1, 2008, the Fund adopted SFAS No. 157. The Fund has performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determination. Based on this assessment the Fund does not believe any adjustments will be required for the first quarter 2008.

--------------------------------------------------------------------------------
CORNERSTONE TOTAL RETURN FUND, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

REPURCHASE AGREEMENTS: The Fund has agreed to purchase securities from financial institutions subject to the seller's agreement to repurchase them at an agreed-upon time and price ("repurchase agreements"). The financial institutions with whom the Fund enters into repurchase agreements are banks and broker/dealers, which Cornerstone Advisors, Inc. (the Fund's "Investment Manager" or "Cornerstone") considers creditworthy. The seller under a repurchase agreement will be required to maintain the value of the securities as collateral, subject to the agreement at not less than the repurchase price plus accrued interest. Cornerstone monitors the mark-to-market of the value of the collateral, and, if necessary, requires the seller to maintain additional securities, so that the value of the collateral is not less than the repurchase price. Default by or bankruptcy of the seller would, however, expose the Fund to possible loss because of adverse market action or delays in connection with the disposition of the underlying securities.

INVESTMENT TRANSACTIONS AND INVESTMENT INCOME: Investment transactions are accounted for on the trade date. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes. Interest income is recorded on an accrual basis; dividend income is recorded on the ex- dividend date.

TAXES: No provision is made for U.S. federal income or excise taxes as it is the Fund's intention to continue to qualify as a regulated investment company and to make the requisite distributions to its shareholders which will be sufficient to relieve it from all or substantially all U.S. federal income and excise taxes.

In July 2006, the Financial Accounting Standards Board ("FASB") released FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes ("FIN 48"), an interpretation of FASB Statement No. 109. FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the accounting and disclosure of tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more likely than not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more likely than not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is effective during the first required financial reporting period for fiscal years beginning after December 15, 2006. Management adopted FIN 48 on June 29, 2007 and reviewed any uncertain tax positions for open tax years 2004 through 2007. There was no material impact to the financial statements or disclosures thereto as a result of the adoption of this pronouncement.

DISTRIBUTIONS TO SHAREHOLDERS: Effective January 2002, the Fund initiated a fixed, monthly distribution to shareholders. On November 29, 2006, this distribution policy was updated to provide for the annual resetting of the monthly distribution amount per share, beginning in 2007, based on the Fund's net asset value on the last business day in each October. The terms of the distribution policy will be reviewed and approved at least annually by the Fund's Board of Directors and can be modified at their discretion. To the extent that these distributions exceed the current earnings of the Fund, the balance will be generated from sales of portfolio securities held by the Fund, which will either be short-term or long-term capital gains or a tax-free return-of-capital. To the extent these distributions are not represented by net investment income and capital gains, they will not represent yield or investment return on the Fund's investment portfolio. The Fund plans to maintain this distribution policy even if regulatory requirements would make part of a return-of-capital, necessary to maintain the distribution, taxable to shareholders and to disclose that portion of the distribution that is classified as ordinary income. Although it has no current intention to do so, the Board may terminate this distribution policy at any time and such

--------------------------------------------------------------------------------
CORNERSTONE TOTAL RETURN FUND, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

termination may have an adverse effect on the market price for the Fund's common shares. The Fund determines annually whether to distribute any net realized long-term capital gains in excess of net realized short-term capital losses, including capital loss carryovers, if any. To the extent that the Fund's taxable income in any calendar year exceeds the aggregate amount distributed pursuant to this distribution policy, an additional distribution may be made to avoid the payment of a 4% U.S. federal excise tax, and to the extent that the aggregate amount distributed in any calendar year exceeds the Fund's taxable income, the amount of that excess may constitute a return-of-capital for tax purposes. A return-of-capital distribution reduces the cost basis of an investor's shares in the Fund. Dividends and distributions to shareholders are recorded by the Fund on the ex-dividend date.

NOTE B. AGREEMENTS

Cornerstone serves as the Fund's Investment Manager with respect to all investments. As compensation for its investment management services, Cornerstone receives from the Fund, an annual fee, calculated weekly and paid monthly, equal to 1.00% of the Fund's average weekly net assets. During the year ended December 31, 2007, Cornerstone voluntarily agreed to waive its management fees from the Fund to the extent that the Fund's net monthly operating expenses (including basic legal fees but excluding other legal expenses) exceed a rate of 0.125% of average net assets. For the year ended December 31, 2007, Cornerstone earned $496,035 for investment management services, of which it waived $5,723. The Investment Manager may discontinue such undertaking at any time during the fiscal year without notice to fund shareholders.

Included in the Statement of Operations, under the caption FEES PAID INDIRECTLY, are expense offsets of $15,218 arising from credits earned on portfolio transactions executed with a broker, pursuant to a directed brokerage arrangement.

The Fund paid or accrued approximately $23,142 for the year ended December 31, 2007 for legal services to Blank Rome LLP ("Blank"), counsel to the Fund. Thomas
R. Westle, partner of Blank, served as Secretary of the Fund.

NOTE C. INVESTMENT IN SECURITIES

For the year ended December 31, 2007, purchases and sales of securities, other than short-term investments, were $5,443,932 and $13,715,006 respectively.

NOTE D. SHARE REPURCHASE PROGRAM

As has been done in the past to enhance shareholder value, pursuant to Section 23 of the Investment Company Act of 1940, as amended, the Fund may again in the future purchase shares of its common stock on the open market from time to time, at such times, and in such amounts as may be deemed advantageous to the Fund. Nothing herein shall be considered a commitment to purchase such shares. The Fund had no repurchases during the year ended December 31, 2007. No limit has been placed on the number of shares to be repurchased by the Fund other than those imposed by federal securities laws.

To the extent such purchases are made they will be in accordance with federal securities laws, with shares repurchased held in treasury for future use by the Fund.

NOTE E. SECURITIES LENDING

To generate additional income, the Fund may lend up to 33 1/3% of its total assets. The Fund receives payments from borrowers equivalent to the dividends and interest that would have been earned on securities lent while simultaneously seeking to earn interest on the investment of cash collateral. Loans are subject to termination by the Fund or the borrower at any time, and are, therefore, not considered to be illiquid investments. Loans of securities are required at all times to be secured by collateral equal to at least 100% of the market value of securities on loan. However, in the event of default or

--------------------------------------------------------------------------------
CORNERSTONE TOTAL RETURN FUND, INC.
NOTES TO FINANCIAL STATEMENTS (CONCLUDED)
--------------------------------------------------------------------------------

bankruptcy of the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. In the event that the borrower fails to return securities, and collateral maintained by the lender is insufficient to cover the value of loaned securities, the borrower is obligated to pay the amount of the shortfall (and interest thereon) to the Fund. However, there can be no assurance the Fund can recover this amount.

The value of securities on loan to brokers at December 31, 2007, was $1,540,013. During the year ended December 31, 2007, the Fund earned $23,190 in securities lending income which is included under the caption SECURITIES LENDING in the Statement of Operations.

NOTE F. FEDERAL INCOME TAXES

Income and capital gains distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatments of losses deferred due to wash sales and Post- October losses (as later defined), and excise tax regulations.

The tax character of dividends and distributions paid during the years ended December 31, for the Fund were as follows:

               ORDINARY INCOME                  RETURN-OF-CAPITAL
               ---------------                  -----------------
             2007           2006               2007           2006
             ----           ----               ----           ----
           $513,683       $428,197         $10,698,032    $10,248,116

At December 31, 2007 the components of the accumulated deficit on a tax basis, for the Fund were as follows:

Accumulated net realized loss             $(14,881,286)
Other accumulated losses                      (287,816)
Unrealized appreciation                      8,483,039
                                          ------------
Total accumulated deficit                 $ (6,686,063)
                                          ============

Accounting principles generally accepted in the United States of America require that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. For the year ended December 31, 2007, the Fund decreased net investment income by $1,813, decreased net realized loss by $152,027 and decreased paid-in capital by $150,214. Under current tax law, certain capital losses realized after October 31 within a taxable year may be deferred and treated as occurring on the first day of the following tax year ("Post-October losses"). For the tax period ended December 31, 2007, the Fund incurred Post-October losses in the amount of $287,816.

At December 31, 2007, the Fund had a capital loss carryforward for U.S. federal income tax purposes of $14,881,286, of which $12,449,240 expires in 2008, $1,170,157 expires in 2009, $425,706 expires in 2011, $358,321 expires in 2012,
$420,772 expires in 2013 and $57,090 expires in 2014.

At December 31, 2007, the identified cost for federal income tax purposes, as well as the gross unrealized appreciation from investments for those securities having an excess of value over cost, gross unrealized depreciation from investments for those securities having an excess of cost over value and the net unrealized appreciation from investments were $38,532,808, $11,097,845, ($2,617,370), $8,480,475, respectively.

NOTE G. SUBSEQUENT EVENTS

Effective January 31, 2008, William A. Clark resigned from the Board of Directors. Mr. Clark remains as Vice President of the Fund. Effective February 15, 2008, Thomas R. Westle was replaced by Gary A. Bentz as Secretary of the Fund.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Directors
Cornerstone Total Return Fund, Inc.
New York, New York

We have audited the accompanying statement of assets and liabilities of Cornerstone Total Return Fund, Inc., including the schedule of investments as of December 31, 2007, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2007, by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Cornerstone Total Return Fund, Inc. as of December 31, 2007, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

TAIT, WELLER & BAKER LLP

Philadelphia, Pennsylvania
February 26, 2008

2007 TAX INFORMATION (UNAUDITED)

Cornerstone Total Return Fund, Inc. (the "Fund") is required by Subchapter M of the Internal Revenue Code of 1986, as amended, to advise its shareholders within 60 days of the Fund's year end (December 31, 2007) as to the U.S. federal tax status of the dividends and distributions received by the Fund's shareholders in respect of such fiscal year. The $11,211,715 in dividend and distributions paid to shareholders in respect of such year, is represented by $513,683 of ordinary income, and $10,698,032 of return-of-capital.

As indicated in this notice, significant portions of the Fund's distributions for 2007 were comprised of a return- of-capital; accordingly these distributions do NOT represent yield or investment return on the Fund's portfolio.

During the year ended December 31, 2007 the following dividends and distributions per share were paid by the Fund:

                     SOURCES OF DIVIDENDS AND DISTRIBUTIONS
                               (PER SHARE AMOUNTS)

PAYMENT DATES:            1/31/07      2/28/07      3/30/07      4/30/07      5/31/07      6/29/07
                          -------      -------      -------      -------      -------      -------
Ordinary Income(1)        $0.0082      $0.0082      $0.0082      $0.0082      $0.0082      $0.0082
Return-of-Capital(2)      $0.1698      $0.1698      $0.1698      $0.1698      $0.1698      $0.1698
Total:                    $0.1780      $0.1780      $0.1780      $0.1780      $0.1780      $0.1780

PAYMENT DATES:            7/31/07      8/31/07      9/28/07      10/31/07     11/30/07     12/31/07
                          -------      -------      -------      --------     --------     --------
Ordinary Income(1)        $0.0082      $0.0082      $0.0082      $0.0082      $0.0082      $0.0082
Return-of-Capital(2)      $0.1698      $0.1698      $0.1698      $0.1698      $0.1698      $0.1698
Total:                    $0.1780      $0.1780      $0.178       $0.1780      $0.1780      $0.1780

----------
(1) ORDINARY INCOME DIVIDENDS- This is the total per share amount of ordinary income dividends and short-term capital gain distributions (if applicable) included in the amount reported in Box 1a on Form 1099-DIV.
(2) RETURN-OF-CAPITAL - This is the per share amount of return-of-capital, or sometimes called nontaxable, distributions reported in Box 3 - under the title "Nondividend distributions" - on Form 1099-DIV. This amount should NOTbe reported as taxable income on your current return. Rather, it should be treated as a reduction in the original cost basis of your investment in the Fund.

The Fund has met the requirements to pass through all (100%) of its ordinary income dividends as qualified dividends, which are subject to a maximum tax rate of 15%. This is reported in Box 1b on Form 1099-DIV. Ordinary income dividends should be reported as dividend income on Form 1040. Please note that to utilize the lower tax rate for qualifying dividend income, shareholders generally must have held their shares in the Fund for at least 61 days during the 121 day period beginning 60 days before the ex-dividend date.

Foreign shareholders will generally be subject to U.S. withholding tax on the amount of the actual ordinary income dividend paid by the Fund. They will generally not be entitled to foreign tax credit or deduction for the withholding taxes paid by the Fund.

In general, distributions received by tax-exempt recipients (e.g., IRA's and Keoghs) need not be reported as taxable income for U.S. federal income tax purposes. However, some retirement trusts (e.g., corporate, Keogh and 403(b)(7) plans) may need this information for their annual information reporting.

Shareholders are strongly advised to consult their own tax advisers with respect to the tax consequences of their investment in the Fund.

ADDITIONAL INFORMATION REGARDING THE FUND'S DIRECTORS
AND CORPORATE OFFICERS (UNAUDITED)

                                                                                                   NUMBER OF
                                                                                                   PORTFOLIOS IN
NAME AND                                                                             POSITION      FUND COMPLEX
ADDRESS*            POSITION(S)         PRINCIPAL OCCUPATION                         WITH FUND     OVERSEEN BY
(BIRTH DATE)        HELD WITH FUND      OVER LAST 5 YEARS                            SINCE         DIRECTORS
----------------------------------------------------------------------------------------------------------------
Ralph W.            Chairman of the     President, Cornerstone Advisors, Inc.;       2001          3
Bradshaw**          Board of            Financial Consultant; President and
(Dec. 1950)         Directors and       Director of Cornerstone Strategic
                    President           Value Fund, Inc.; President and Trustee
                                        of Cornerstone Progressive Return Fund.

Thomas H.           Director; Audit,    Independent Financial Adviser; Director      2002          3
Lenagh              Nominating and      of Photonics Products Group; Director of
(Nov. 1924)         Corporate           Cornerstone Strategic Value Fund, Inc.;
                    Governance          Trustee of Cornerstone Progressive
                    Committee           Return Fund; Director of Adams Express
                    Member              Company and Petroleum and Resources
                                        Corporation.

Edwin               Director; Audit,    Distinguished Fellow, The Heritage           2001          3
Meese III           Nominating and      Foundation Washington D.C.;
(Dec. 1931)         Corporate           Distinguished Visiting Fellow at the
                    Governance          Hoover Institution, Stanford University;
                    Committee           Senior Adviser, Revelation L.P.; Director
                    Member              of Cornerstone Strategic Value Fund, Inc.;
                                        Trustee of Cornerstone Progressive
                                        Return Fund.

Scott B. Rogers     Director; Audit,    Chairman, Board of Health Partners,          2001          3
(July 1955)         Nominating and      Inc.; Chief Executive Officer, Asheville
                    Corporate           Buncombe Community Christian
                    Governance          Ministry; and President, ABCCM
                    Committee           Doctor's Medical Clinic; Appointee, NC
                    Member              Governor's Commission on Welfare to
                                        Work; Director of Cornerstone
                                        Strategic Value Fund, Inc.; Trustee of
                                        Cornerstone Progressive Return Fund.

ADDITIONAL INFORMATION REGARDING THE FUND'S DIRECTORS
AND CORPORATE OFFICERS (UNAUDITED) (CONTINUED)

                                                                                                   NUMBER OF
                                                                                                   PORTFOLIOS IN
NAME AND                                                                             POSITION      FUND COMPLEX
ADDRESS*            POSITION(S)         PRINCIPAL OCCUPATION                         WITH FUND     OVERSEEN BY
(BIRTH DATE)        HELD WITH FUND      OVER LAST 5 YEARS                            SINCE         DIRECTORS
----------------------------------------------------------------------------------------------------------------
Andrew A.           Director;           Attorney and senior member of Strauss        2001          3
Strauss             Chairman of         & Associates, P.A., Attorneys, Asheville
(Nov. 1953)         Nominating and      and Hendersonville, NC; previous
                    Corporate           President of White Knight Healthcare,
                    Governance          Inc. and LMV Leasing, Inc., a wholly
                    Committee and       owned subsidiary of Xerox Credit
                    Audit Committee     Corporation; Director of Cornerstone
                    Member              Strategic Value Fund, Inc.; Trustee of
                                        Cornerstone Progressive Return Fund.

Glenn W.            Director;           Chairman of the Board, Tower                 2001          3
Wilcox, Sr.         Chairman of         Associates, Inc.; Chairman of the Board
(Dec. 1931)         Audit Committee,    and Chief Executive Officer of Wilcox
                    Nominating and      Travel Agency, Inc.; Director of
                    Corporate           Cornerstone Strategic Value Fund, Inc.;
                    Governance          Trustee of Cornerstone Progressive
                    Committee           Return Fund.
                    Member

ADDITIONAL INFORMATION REGARDING THE FUND'S DIRECTORS
AND CORPORATE OFFICERS (UNAUDITED) (CONCLUDED)

NAME AND                                                                                       POSITION
ADDRESS*               POSITION(S)          PRINCIPAL OCCUPATION                               WITH FUND
(BIRTH DATE)           HELD WITH FUND       OVER LAST 5 YEARS                                  SINCE
---------------------------------------------------------------------------------------------------------
Gary A. Bentz          Chief Compliance     Chairman and Chief Financial Officer of            2004, 2008
(June 1956)            Officer and          Cornerstone Advisors, Inc.; previous
                       Secretary            Director, Vice President and Treasurer of the
                                            Fund and Cornerstone Strategic Value Fund,
                                            Inc., Financial Consultant, C.P.A., Chief
                                            Compliance Officer and Secretary of
                                            Cornerstone Strategic Value Fund, Inc. and
                                            Cornerstone Progressive Return Fund.

William A. Clark       Vice President       Director and Stockholder of Cornerstone            2004
(Oct. 1945)                                 Advisors, Inc.; Vice President and former
                                            Director of Cornerstone Strategic Value Fund,
                                            Inc.; Vice President and former Trustee of
                                            Cornerstone Progressive Return Fund;
                                            Financial Consultant; former Director of
                                            Investors First Fund, Inc.

Kayadti A. Madison     Treasurer            Associate Director of Bear, Stearns & Co. Inc.     2007
(Feb. 1974)                                 since 2007 and Vice President from 2005 to
                                            2007. Senior fund administrator of Bear
                                            Stearns Funds Management Inc. from 1999 to
                                            2005. Treasurer of Cornerstone Strategic
                                            Value Fund, Inc. and Cornerstone Progressive
                                            Return Fund.

----------
* The mailing address of each Director and/or Officer with respect to the Fund's operation is 383 Madison Ave. -- 23rd Floor, New York, NY 10179.
** Designates a director who is an "interested person" of the Fund as defined by the Investment Company Act of 1940, as amended. Mr. Bradshaw is an interested person of the Fund by virtue of his current position with the Investment Advisor of the Fund.

DESCRIPTION OF DIVIDEND REINVESTMENT PLAN (UNAUDITED)

Cornerstone Total Return Fund, Inc. (the "Fund") operates a Dividend Reinvestment Plan (the "Plan"), sponsored and administered by American Stock Transfer & Trust Company (the "Agent"), pursuant to which the Fund's income dividends or capital gains or other distributions (each, a "Distribution" and collectively, "Distributions"), net of any applicable U.S. withholding tax, are reinvested in shares of the Fund.

Shareholders automatically participate in the Fund's Plan, unless and until an election is made to withdraw from the Plan on behalf of such participating shareholder. Shareholders who do not wish to have Distributions automatically reinvested should so notify their broker, or if a registered shareholder, the Agent in writing at P.O. Box 922, Wall Street Station, New York, New York 10269-0560. Such written notice must be received by the Agent prior to the record date of the Distribution or the share- holder will receive such Distribution in shares through the Plan. Under the Plan, the Fund's Distributions to shareholders are reinvested in full and fractional shares as described below.

When the Fund declares a Distribution the Agent, on the shareholder's behalf, will (i) receive additional authorized shares from the Fund either newly issued or repurchased from shareholders by the Fund and held as treasury stock ("Newly Issued Shares") or (ii) purchase outstanding shares on the open market, on the American Stock Exchange, LLC or elsewhere, with cash allocated to it by the Fund ("Open Market Purchases").

The method for determining the number of shares to be received when Distributions are reinvested will vary depending upon whether the net asset value of the Fund's shares is higher or lower than its market price. If the net asset value of the Fund's shares is lower than its market price, the number of Newly Issued Shares received will be determined by dividing the amount of the Distribution either by the Fund's net asset value per share or by 95% of its market price, whichever is higher. If the net asset value of the Fund's shares is higher than its market price, shares acquired by the Agent in Open Market Purchases will be allocated to the reinvesting share- holders based on the average cost of such Open Market Purchases.

Whenever the Fund declares a Distribution and the net asset value of the Fund's shares is higher than its market price, the Agent will apply the amount of such Distribution payable to Plan participants of the Fund in Fund shares (less such Plan participant's pro rata share of brokerage commissions incurred with respect to Open Market Purchases in connection with the reinvestment of such Distribution) to the purchase on the open market of Fund shares for such Plan participant's account. Such purchases will be made on or after the payable date for such Distribution, and in no event more than 30 days after such date except where temporary curtailment or suspension of purchase is necessary to comply with applicable provisions of federal securities laws. The Agent may aggregate a Plan participant's purchases with the purchases of other Plan participants, and the average price (including brokerage commissions) of all shares purchased by the Agent shall be the price per share allocable to each Plan participant.

Participants in the Plan may withdraw from the Plan by providing written notice to the Agent at least 30 days prior to the applicable Distribution payment date. When a Participant withdraws from the Plan, or upon suspension or termination of the Plan at the sole discretion of the Fund's Board of Directors, certificates for whole shares credited to his or her account under the Plan will, upon request, be issued. Whether or not a participant requests that certificates for whole shares be issued, a cash payment will be made for any fraction of a share credited to such account.

The Agent will maintain all shareholder accounts in the Plan and furnish written confirmations of all transactions in the accounts, including information needed by shareholders for personal and tax records. The Agent will hold shares in the account of the Plan participant in non-certificated form in the name of the participant, and each shareholder's proxy will include those shares purchased pursuant to the Plan. Each participant, nevertheless, has the right to receive certificates for whole shares owned.

DESCRIPTION OF DIVIDEND REINVESTMENT PLAN (UNAUDITED) (CONCLUDED)

The Agent will distribute all proxy solicitation materials to participating shareholders.

In the case of shareholders, such as banks, brokers or nominees, that hold shares for others who are beneficial owners participating in the Plan, the Agent will administer the Plan on the basis of the number of shares certified from time to time by the record shareholder as representing the total amount of shares registered in the shareholder's name and held for the account of beneficial owners participating in the Plan.

Neither the Agent nor the Fund shall have any responsibility or liability beyond the exercise of ordinary care for any action taken or omitted pursuant to the Plan, nor shall they have any duties, responsibilities or liabilities except such as expressly set forth herein. Neither shall they be liable hereunder for any act done in good faith or for any good faith omissions to act, including, without limitation, failure to terminate a participants account prior to receipt of written notice of his or her death or with respect to prices at which shares are purchased or sold for the participants account and the terms on which such purchases and sales are made, subject to applicable provisions of the federal securities laws.

The automatic reinvestment of Distributions will not relieve participants of any federal, state or local income tax that may be payable (or required to be withheld) on such Distributions.

The Fund reserves the right to amend or terminate the Plan. There is no direct service charge to participants with regard to purchases in the Plan.

All correspondence concerning the Plan should be directed to the Agent at P.O. Box 922, Wall Street Station, New York, New York 10269-0560. Certain transactions can be performed online at www.amstock.com or by calling the toll free number 877-864-4833.

PROXY VOTING AND PORTFOLIO HOLDINGS INFORMATION (UNAUDITED)

Information regarding how the Cornerstone Total Return Fund, Inc. (the "Fund") voted proxies related to its portfolio securities during the 12-month period ended June 30 of each year as well as the policies and procedures that the Fund uses to determine how to vote proxies relating to its portfolio securities are available by calling (212) 272-3550 or on the website of the Securities and Exchange Commission, http://www.sec.gov.

This report incorporates a Summary Schedule of Investments for the Fund. A complete Schedule of Investments for the Fund may be obtained free of charge by contacting the Fund at (212) 272-3550.

The Fund files a complete schedule of its portfolio holdings for the first and third quarters of its fiscal year with the SEC on Form N-Q. The Fund's Forms N-Q are available on the SEC's website at http://www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling (202) 551-8090.

PRIVACY POLICY NOTICE (UNAUDITED)

The following is a description of Cornerstone Total Return Fund, Inc.'s (the "Fund") policies regarding disclosure of nonpublic personal information that you provide to the Fund or that the Fund collects from other sources. In the event that you hold shares of the Fund through a broker-dealer or other financial intermediary, the privacy policy of the financial intermediary would govern how your nonpublic personal information would be shared with unaffiliated third parties.

CATEGORIES OF INFORMATION THE FUND COLLECTS. The Fund collects the following nonpublic personal information about you:

      1. Information from the Consumer: this category includes information the Fund receives from you on or in applications or other forms, correspondence, or conversations (such as your name, address phone number, social security number, assets, income and date of birth); and

      2. Information about the Consumer's transactions: this category includes information about your trans- actions with the Fund, its affiliates, or others (such as your account number and balance, payment history, parties to transactions, cost basis information, and other financial information).

CATEGORIES OF INFORMATION THE FUND DISCLOSES. The Fund does not disclose any nonpublic personal information about their current or former shareholders to unaffiliated third parties, except as required or permitted by law. The Fund is permitted by law to disclose all of the information it collects, as described above, to its service providers (such as the Fund's custodian, administrator and transfer agent) to process your transactions and otherwise provide services to you.

CONFIDENTIALITY AND SECURITY. The Fund restricts access to your nonpublic personal information to those persons who require such information to provide products or services to you. The Fund maintains physical, electronic and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

SUMMARY OF GENERAL INFORMATION (UNAUDITED)

Cornerstone Total Return Fund, Inc. is a closed-end, diversified investment company whose shares trade on the American Stock Exchange, LLC. Its investment objective is to seek capital appreciation with current income as a secondary objective by investing primarily in U.S. and non-U.S. companies. The Fund is managed by Cornerstone Advisors, Inc.

SHAREHOLDER INFORMATION (UNAUDITED)

The Fund is listed on the American Stock Exchange, LLC (symbol "CRF"). The previous week's net asset value per share, market price, and related premium or discount are published each Monday in THE WALL STREET JOURNAL under the designation "CornrstnTtRtn Fd" and BARRON'S under the designation "Cornerstone Total Return". Such information is available weekly and may be obtained by contacting the Fund at the general inquiry phone number.

NOTICE IS HEREBY GIVEN IN ACCORDANCE WITH SECTION 23(C) OF THE INVESTMENT COMPANY ACT OF 1940, AS AMENDED, THAT CORNERSTONE TOTAL RETURN FUND, INC. MAY FROM TIME TO TIME PURCHASE SHARES OF ITS CAPITAL STOCK IN THE OPEN MARKET.

This report, including the financial statements herein, is sent to the shareholders of the Fund for their information. It is not a prospectus, circular or representation intended for use in the purchase or sale of shares of the Fund or of any securities mentioned in the report.

                      CORNERSTONE TOTAL RETURN FUND, INC.

DIRECTORS AND CORPORATE OFFICERS

Ralph W. Bradshaw                         Chairman of the Board of Directors
                                            and President
Thomas H. Lenagh                          Director
Edwin Meese III                           Director
Scott B. Rogers                           Director
Andrew A. Strauss                         Director
Glenn W. Wilcox, Sr.                      Director
Gary A. Bentz                             Chief Compliance Officer and Secretary
William A. Clark                          Vice President
Kayadti A. Madison                        Treasurer

INVESTMENT MANAGER                        STOCK TRANSFER AGENT AND REGISTRAR
Cornerstone Advisors, Inc.                American Stock Transfer & Trust Co.
One West Pack Square                      59 Maiden Lane
Suite 1650                                New York, NY 10038
Asheville, NC 28801
                                          INDEPENDENT REGISTERED PUBLIC
ADMINISTRATOR                               ACCOUNTING FIRM
Bear Stearns Funds Management Inc.        Tait, Weller & Baker LLP
383 Madison Avenue                        1818 Market Street
New York, NY 10179                        Suite 2400
                                          Philadelphia, PA 19103
CUSTODIAN
Custodial Trust Company                   LEGAL COUNSEL
101 Carnegie Center                       Blank Rome LLP
Princeton, NJ 08540                       405 Lexington Avenue
                                          New York, NY 10174
EXECUTIVE OFFICES
383 Madison Avenue
New York, NY 10179

For shareholder inquiries, registered shareholders should call
(800) 937-5449. For general inquiries, please call (212) 272-3550.

                                     [LOGO]
                                    AMERICAN
                                STOCK EXCHANGE(R)
                                     LISTED
                                     CRF(TM)

ITEM 2. CODE OF ETHICS.

(a) As of the end of the period covered by this report, the Registrant has adopted a code of ethics that applies to the Registrant's principal executive officer, principal accounting officer, and persons performing similar functions.

(c) and (d). During the period covered by this report, there was no amendment to, and no waiver granted from, any provision of the code of ethics that applies to the Registrant's principal executive officer, principal accounting officer, and persons performing similar functions.

(f)(1) Pursuant to Item 12(a)(1), the Registrant is attaching as an exhibit (EX-99.CODE ETH) a copy of its code of ethics that applies to its principal executive officer, principal financial officer, and persons performing similar functions.

(f)(3) The Registrant undertakes to provide to any person without charge, upon request, a copy of its code of ethics. This can be accomplished by calling the Registrant at (212)272-3550.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a)(1) The registrant's board of directors has determined that it does not have an audit committee financial expert serving on its audit committee.

(a)(2) Not applicable

(a)(3) At this time, the registrant believes that the experience provided by each member of the audit committee together offer the registrant adequate oversight for the registrant's level of financial complexity.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

         (a) through (d). The information in the table below is provided for services rendered to the registrant by its independent registered public accounting firm, Tait, Weller & Baker LLP for the Registrant's fiscal years ended December 31, 2007 and December 31, 2006.

                                                       2007          2006
                                                     -------       -------
Audit Fees                                           $13,600       $13,000
Audit-related Fees                                        --            --
Tax Fees (1)                                         $ 2,700       $ 2,500
All Other Fees                                            --            --
                                                     -------       -------
Total                                                $16,300       $15,500
                                                     =======       =======

(1) Tax services in connection with the registrant's excise tax calculations and review of the registrant's applicable tax returns.

(e)(1) Audit Committee Pre-Approval Policies and Procedures.

         Before the auditor is (i) engaged by the Registrant to render audit, audit related or permissible non-audit services to the Registrant or (ii) with respect to non-audit services to be provided by the auditor to the Registrant's investment adviser or any entity in the investment Registrant complex, if the nature of the services provided relate directly to the operations or financial reporting of the Registrant, either: (a) the Audit Committee shall pre-approve such engagement; or (b) such engagement shall be entered into pursuant to pre-approval policies and procedures established by the Audit Committee. Any such policies and procedures must be detailed as to the particular service and not involve any delegation of the Audit Committee's responsibilities to the Registrant's investment adviser. The Audit Committee may delegate to one or more of its members the authority to grant pre-approvals. The pre-approval policies and procedures shall include the requirement that the decisions of any member to whom authority is delegated under this provision shall be presented to the full Audit Committee at its next scheduled meeting. Under certain limited circumstances, pre-approvals are not required if certain de minimis thresholds are not exceeded, as such thresholds are set forth by the Audit Committee and in accordance with applicable SEC rules and regulations.

(e)(2) None of the services provided to the Registrant described in paragraphs

(b)-(d) of Item 4 were pre-approved by the Audit Committee pursuant to paragraph
(c)(7)(i)(C) of Rule 2-01 of regulation S-X.

(f) No disclosures are required by this Item 4(f).

(g) There were no non-audit fees billed by Tait, Weller & Baker LLP for services rendered to the Registrant, the Registrant's investment advisor (not including any sub-advisor whose role is primarily portfolio management and is subcontracted with or overseen by another investment advisor) or any entity controlling, controlled by, or under common control with the investment advisor that provides ongoing services to the Registrant for the Registrant's last two fiscal years (December 31, 2006 and December 31, 2007).

(h) No disclosures are required by this Item 4(h).

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

(a) The Registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Securities and Exchange Act of 1934, as amended. Glenn Wilcox (Chair), Edwin Meese, Thomas Lenagh, Andy Strauss and Scott Rogers are the members of the Registrant's audit committee.

(b) Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.


================================================================================
CORNERSTONE TOTAL RETURN FUND, INC.
SCHEDULE OF INVESTMENTS -- DECEMBER 31, 2007
================================================================================

                                                            NO. OF
DESCRIPTION                                                 SHARES       VALUE
--------------------------------------------------------------------------------

EQUITY SECURITIES - 99.53%
  CLOSED-END FUNDS - 7.48%
    Adams Express Company (a)                               70,400    $  994,048
    Alpine Global Premier Properties Fund                    3,000        40,050
    Boulder Total Return Fund, Inc. ^                        7,500       164,175
    Central Europe and Russia Fund, Inc. (The) ^             2,500       145,050
    Denali Fund (The)                                        8,500       147,985
    Dreman/Claymore Dividend & Income Fund                  53,500       845,300
    H&Q Healthcare Investors                                11,400       188,442
    H&Q Life Sciences Investors                              6,000        79,500
    Japan Equity Fund *                                     13,000        96,200
    John Hancock Bank and Thrift Opportunity Fund           15,000        92,850
    Liberty All-Star Growth Fund, Inc.                      39,075       232,887
    Petroleum & Resources Corporation (a)                    3,000       115,980
    Templeton Emerging Markets Fund ^                        3,000        69,600
    Zweig Fund, Inc. ^                                      37,000       186,850
                                                                      ----------
                                                                       3,398,917
                                                                      ----------

  CONSUMER DISCRETIONARY - 7.53%
    Amazon.com, Inc. ^ *                                     2,500       231,600
    Bed Bath & Beyond Inc. *                                 2,500        73,475
    Best Buy Co., Inc.                                       2,500       131,625
    Coach, Inc. *                                            2,500        76,450
    Comcast Corporation, Class A *                           9,012       164,559
    Comcast Corporation, Special Class A *                   4,250        77,010
    DIRECTV Group, Inc. (The) *                              4,000        92,480
    Ford Motor Company *                                    14,000        94,220
    Gap, Inc. (The) ^                                        3,000        63,840
    Goodyear Tire & Rubber Company (The) *                   2,500        70,550
    Home Depot, Inc. (The)                                  13,500       363,690
    Johnson Controls, Inc. ^                                 2,500        90,100
    Marriott International, Inc., Class A ^                  5,000       170,900
    Mattel, Inc. ^                                           4,500        85,680
    McDonald's Corporation                                   5,100       300,441
    News Corporation, Class B ^                              7,500       159,375
    NIKE, Inc., Class B                                      2,500       160,600
    Omnicom Group Inc.                                       3,000       142,590
    Staples, Inc. ^                                          3,150        72,670
    Starbucks Corporation *                                  2,500        51,175
    Tata Motors Limited ^ ADR                                2,500        47,150
    Time Warner Inc.                                        17,000       280,670
    TJX Companies, Inc. (The)                                2,500        71,825
    Viacom Inc., Class B *                                   2,000        87,840
    Walt Disney Company (The)                                8,000       258,240
                                                                      ----------
                                                                       3,418,755
                                                                      ----------

  CONSUMER STAPLES - 9.77%
    Altria Group, Inc. ^                                     7,700       581,966
    Coca-Cola Company (The)                                 11,000       675,070
    Colgate-Palmolive Company                                2,500       194,900
    ConAgra Foods, Inc.                                      2,500        59,475
    CVS Corporation                                          4,175       165,956
    H.J. Heinz Company                                       2,700       126,036
    Kraft Foods Inc, Class A                                 5,328       173,853
    Kroger Co. (The) ^                                       3,600        96,156
    PepsiCo, Inc.                                            5,000       379,500
    Procter & Gamble Company (The)                          11,472       842,274
    Safeway Inc.                                             1,900        64,999
    Sysco Corporation ^                                      2,500        78,025
    Walgreen Co.                                             3,100       118,048
    Wal-Mart Stores, Inc.                                   18,500       879,305
                                                                      ----------
                                                                       4,435,563
                                                                      ----------
  ENERGY - 11.61%
    Chevron Corporation                                     10,068       939,646
    Exxon Mobil Corporation                                 32,000     2,998,081
    Halliburton Company                                      2,500        94,775
    Marathon Oil Corp. ^                                     2,500       152,150
    NiSource Inc.                                            2,500        47,225
    Peabody Energy Corporation                               2,500       154,100
    Schlumberger Limited                                     5,000       491,850
    Spectra Energy Corporation                               2,500        64,550
    Weatherford International Ltd. *                         2,500       171,500
    XTO Energy, Inc. ^                                       3,125       160,500
                                                                      ----------
                                                                       5,274,377
                                                                      ----------
  FINANCIALS - 15.41%
    AFLAC Incorporated                                       1,500        93,945
    American Express Company                                 3,500       182,070
    American International Group, Inc.                      12,331       718,897
    Ameriprise Financial, Inc.                               1,220        67,234
    Aon Corporation                                          2,500       119,225
    Bank of America Corporation                             14,521       599,136
    Bank of New York Mellon Corporation ^                    2,300       112,148
    BB&T Corporation ^                                       2,000        61,340
    Charles Schwab Corporation (The)                         8,200       209,510
    Chubb Corporation (The)                                  2,000       109,160
    Citigroup Inc.                                          25,600       753,664
    Discover Financial Services                              1,850        27,898
    Fannie Mae                                               3,200       127,936
    Fifth Third Bancorp ^                                    2,500        62,825
    Franklin Resources, Inc.                                 2,500       286,075
    Freddie Mac                                              3,300       112,431
    Goldman Sachs Group, Inc. (The)                          3,000       645,150
    JPMorgan Chase & Co.                                    10,200       445,230
    Lehman Brothers Holdings Inc.                            2,500       163,600
    Metlife, Inc.                                            3,000       184,860
    Morgan Stanley                                           3,700       196,507
    Prudential Financial, Inc.                               2,500       232,600
    SLM Corporation ^                                        2,500        50,350
    State Street Corporation ^                               1,600       129,920
    SunTrust Banks, Inc. ^                                   2,500       156,225
    Synovus Corporation                                      2,500        60,200
    Travelers Companies, Inc. (The)                          5,092       273,950
    UnumProvident Corporation ^                              2,500        59,475
    Wachovia Corporation ^                                   5,600       212,968
    Wells Fargo & Company                                   18,000       543,420
                                                                      ----------
                                                                       6,997,949
                                                                      ----------
  HEALTHCARE - 10.70%
    Aetna Inc.                                               4,000       230,920
    Amgen Inc. *                                             2,500       116,100

                                                            NO. OF
DESCRIPTION                                                 SHARES       VALUE
--------------------------------------------------------------------------------
    Baxter International Inc.                                2,500       145,125
    Bristol-Myers Squibb Company ^                           4,000       106,080
    Celgene Corporation ^ *                                  2,500       115,525
    Eli Lilly and Company                                    4,100       218,899
    Gilead Sciences, Inc. *                                  5,000       230,050
    Johnson & Johnson                                       15,500     1,033,850
    Laboratory Corporation of America Holdings *             2,500       188,825
    McKesson Corporation                                     2,500       163,775
    Medco Health Solutions, Inc. ^ *                         1,531       155,243
    Medtronic, Inc. ^                                        4,500       226,215
    Merck & Co. Inc.                                        13,700       796,107
    Schering-Plough Corporation                              8,400       223,776
    St. Jude Medical, Inc. *                                 2,500       101,600
    Stryker Corporation ^                                    2,000       149,440
    UnitedHealth Group Incorporated ^                        7,500       436,500
    Wyeth                                                    5,000       220,950
                                                                      ----------
                                                                       4,858,980
                                                                      ----------

  INDUSTRIALS - 10.67%
    Allied Waste Industries, Inc. *                          2,500        27,550
    AMR Corporation *                                        2,500        35,075
    Boeing Company (The)                                     1,400       122,444
    Caterpillar Inc.                                         2,500       181,400
    CSX Corporation                                          5,000       219,900
    Danaher Corporation ^                                    2,500       219,350
    General Dynamics Corporation                             2,500       222,475
    General Electric Company                                49,000     1,816,431
    Honeywell International Inc.                             3,300       203,181
    Illinois Tool Works Inc.                                 2,500       133,850
    Lockheed Martin Corporation                              2,500       263,150
    Raytheon Company ^                                       2,500       151,750
    Rockwell Automation, Inc.                                2,500       172,400
    Textron Inc.                                             2,500       178,250
    United Parcel Service, Inc., Class B                     4,000       282,880
    United Technologies Corporation                          4,400       336,776
    Waste Management, Inc.                                   2,500        81,675
    Waters Corporation *                                     2,500       197,675
                                                                      ----------
                                                                       4,846,212
                                                                      ----------

  INFORMATION TECHNOLOGY - 16.08%
    Agilent Technologies Inc. *                              2,500        91,850
    Apple Computer, Inc. *                                   5,000       990,400
    Automatic Data Processing, Inc.                          2,500       111,325
    Cisco Systems, Inc. *                                   22,000       595,540
    Corning Incorporated                                     6,000       143,940
    Dell Inc. ^ *                                            4,000        98,040
    eBay Inc. *                                              6,500       215,735
    EMC Corporation *                                        8,000       148,240
    Google Inc. *                                            1,000       691,480
    Hewlett-Packard Company                                 10,000       504,800
    Intel Corporation                                       13,000       346,580
    International Business Machines Corporation              3,200       345,920
    Intuit Inc. *                                            2,500        79,025
    Microsoft Corporation                                   37,500     1,335,000
    NVIDIA Corporation *                                     3,750       127,575
    Oracle Corporation *                                    28,600       645,788
    Paychex, Inc.                                            2,500        90,550
    QUALCOMM Inc.                                            6,800       267,580

                                                            NO. OF
DESCRIPTION                                                 SHARES       VALUE
--------------------------------------------------------------------------------
    Texas Instruments Incorporated                          11,000       367,400
    Xerox Corporation                                        3,000        48,570
    Xilinx, Inc.                                             2,500        54,675
                                                                      ----------
                                                                       7,300,013
                                                                      ----------

  MATERIALS - 3.25%
    Air Products & Chemicals, Inc.                           2,500       246,575
    Alcoa Inc.                                               3,000       109,650
    Dow Chemical Company (The) ^                             3,500       137,970
    E. I. du Pont de Nemours and Company                     5,800       255,722
    Freeport-McMoRan Copper & Gold, Inc.                     2,500       256,100
    International Paper Company                              2,300        74,474
    Monsanto Company                                         3,546       396,053
                                                                      ----------
                                                                       1,476,544
                                                                      ----------

  REAL ESTATE INVESTMENT TRUST - 0.48%
    Simon Property Group, Inc.                               2,500       217,150
                                                                      ----------

  TELECOMMUNICATION SERVICES - 3.66%
    AT&T Inc.                                               28,589     1,188,159
    Nokia ADR                                                2,500        95,975
    Qwest Communications International Inc. *                7,000        49,070
    Verizon Communications Inc. ^                            7,500       327,675
                                                                      ----------
                                                                       1,660,879
                                                                      ----------

  UTILITIES - 2.89%
    Alleghany Energy Inc. ^                                  2,500       159,025
    American Electric Power Company, Inc.                    5,500       256,080
    Dominion Resources, Inc. ^                               5,000       237,250
    Duke Energy Corporation                                  6,600       133,122
    Dynegy Inc. *                                            5,000        35,700
    FirstEnergy Corp. ^                                      2,500       180,850
    Southern Company (The)                                   2,500        96,875
    Williams Companies, Inc. (The)                           2,500        89,450
    Xcel Energy, Inc.                                        5,500       124,135
                                                                      ----------
                                                                       1,312,487
                                                                      ----------

TOTAL EQUITY SECURITIES
  (cost - $36,665,722)                                                45,197,826
                                                                      ----------

                                                      PRINCIPAL
                                                       AMOUNT
                                                       (000'S)
                                                     -----------


SHORT-TERM INVESTMENTS - 4.00%
  REPURCHASE AGREEMENTS - 4.00%
    Bear, Stearns & Co. Inc. + ++
    (Agreements dated 12/31/2007 to
    be repurchased at $1,249,342,
    4.50%, 1/2/2008, collateralized
    by $1,287,262 in U.S. Treasury Bond
    Strips)                                           $      1,249     1,249,030

    Bear, Stearns & Co. Inc. + ++
    (Agreements dated 12/31/2007 to be
    repurchased at $322,218, 2.25%,
    1/2/2008, collateralized by $331,634
    in U.S. Treasury Bond Strips)                              322       322,177

    Bear, Stearns & Co. Inc.
    (Agreements dated 12/31/2007 to be
    repurchased at $244,270, 1.50%,
    1/2/2008, collateralized by $253,089
    in U.S. Treasury Bond Strips)                              244       244,250
                                                                      ----------

TOTAL SHORT-TERM INVESTMENTS
  (cost - $1,815,457)                                                  1,815,457
                                                                      ----------

                                                            NO. OF
DESCRIPTION                                                 SHARES       VALUE
--------------------------------------------------------------------------------
TOTAL INVESTMENTS - 103.53%
  (cost - $38,481,179)                                                47,013,283
                                                                    ------------
LIABILITIES IN EXCESS OF OTHER ASSETS - (3.53)%                       (1,602,202)
                                                                    ------------
NET ASSETS - 100.00%                                                $ 45,411,081
                                                                    ============

--------
(a) Affiliated investment. The Fund holds 2.19% and 0.26% (based on net assets) of Adams Express Company and Petroleum & Resources Corporation, respectively. A director of the Fund also serves as a director to such companies.
During the fiscal year there were no purchases or sales of these securities.

ADR American Depositary Receipt
*   Non-income producing security.
^   Security or a portion thereof is out on loan.
+ Stated interest rate, before rebate earned by borrower of securities on loan.
++ Represents investment purchased with collateral received for securities on loan.

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM



TO THE SHAREHOLDERS AND BOARD OF DIRECTORS
CORNERSTONE TOTAL RETURN FUND, INC.
NEW YORK, NEW YORK

We have audited the accompanying statement of assets and liabilities of Cornerstone Total Return Fund, Inc., including the schedule of investments as of December 31, 2007, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2007, by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Cornerstone Total Return Fund, Inc. as of December 31, 2007, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Our audits were conducted for the purpose of forming an opinion on the basic financial statements taken as a whole. The schedule of investments in securities as of December 31, 2007 appearing in Item 6 of this Form N-CSR is presented for the purpose of additional analysis and is not a required part of the basic financial statements. This additional information is the responsibility of the Fund's management. Such information has been subjected to the auditing procedures applied in our audit of the basic financial statements and, in our opinion, is fairly stated in all material respects in relation to the basic financial statements taken as a whole.

                                                      TAIT, WELLER & BAKER LLP
PHILADELPHIA, PENNSYLVANIA
FEBRUARY 26, 2008

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

         The Registrant and Cornerstone Advisors, Inc. share the same Proxy Voting Policies and Procedures. The respective Proxy Voting Policies and Procedures of the Registrant and Adviser are attached as EXHIBIT99.VOTEREG


ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

(a)(1) All information contained in this item and its subparts is as of the date of this filing, unless otherwise noted. Ralph W. Bradshaw and William A. Clark are employees of Cornerstone Advisors, Inc. (the Investment Manager) and portfolio managers of the Fund. Mr. Bradshaw has acted as the portfolio manager since 2001. Mr. Clark has acted as the portfolio manager since 2003. Ralph W. Bradshaw's occupation for the last five years is President of Cornerstone Advisors, Inc. and a Financial Consultant. William A. Clark's occupation for the last five years is Director and Stockholder of Cornerstone Advisors, Inc. and Vice President and former Director/Trustee of Cornerstone Strategic Value Fund, Inc. and Cornerstone Progressive Return Fund.

(a)(2)(i) Ralph W. Bradshaw and William A. Clark

(a)(2)(ii)(A) Registered Investment Companies - Ralph W. Bradshaw and
William A. Clark each manage two other registered closed-end funds (Cornerstone Strategic Value Fund, Inc. and Cornerstone Progressive Return Fund). As of December 31, 2007, the total assets of Cornerstone Strategic Value Fund, Inc. was $123.7 million. As of December 31, 2007, the total assets of Cornerstone Progressive Return Fund, Inc. was $137.6 million.

(a)(2)(ii)(B) Not applicable

(a)(2)(ii)(C) Not applicable

(a)(2)(iii) None. Ralph W. Bradshaw and William A. Clark manage no accounts where the Advisory Fee is based on the performance of the account.

(a)(2)(iv) None.

(a)(3) As of the most recent fiscal year end December 31, 2007, the compensation paid to both Ralph W. Bradshaw and William A. Clark was fixed.

(a)(4) The dollar range of equity securities owned in the registrant beneficially by each portfolio manager is as follows: for Ralph W. Bradshaw it is in the range of $50,001-$100,000 and for William A. Clark it is in the range of $10,001-$50,000.

(b) None.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT COMPANY AND AFFILIATED PURCHASERS.

None.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

None.

ITEM 11. CONTROLS AND PROCEDURES.

(a) The Registrant's principal executive officer and principal financial officer have evaluated the Registrant's disclosure controls and procedures as of a date within 90 days of this filing and have concluded that the Registrant's disclosure controls and procedures are effective, as of such date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The Registrant's principal executive officer and principal financial officer are aware of no changes in the Registrant's internal control over financial reporting that occurred during the Registrant's second fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)(1) Code of Ethics attached as EX-99.CODE ETH.

(a)(2) Separate certifications of Principal Executive and Financial Officers pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 attached as EX-99.CERT.

(b) Certification of Principal Executive and Financial Officers pursuant to
Section 906 of the Sarbanes-Oxley Act of 2002 furnished as EX-99.906 CERT.

(99) Proxy Voting Policies of the Registrant and Adviser attached as EX-99.VOTEREG.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

By: /S/ RALPH W. BRADSHAW
-------------------------
Name: Ralph W. Bradshaw
Title: Principal Executive Officer

Date: March 10, 2008

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

Cornerstone Total Return Fund, Inc.

By: /S/ RALPH W. BRADSHAW
-------------------------
Name: Ralph W. Bradshaw
Title: Principal Executive Officer

Date: March 10, 2008

By: /S/ KAYADTI A. MADISON
----------------------
Name: Kayadti A. Madison
Title: Principal Financial Officer

Date: March 10, 2008